INCOME TAXES (Tables) - Streamex Exchange Corporation [Member]	9 Months Ended
Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF RECONCILIATION OF INCOME TAX RATE

2024
$
Loss for the period	(1,686,868)

Canadian statutory income tax rate	27.00%
Expected income tax recovery at statutory rate	(455,000)
Tax effect of:
Permanent differences and others	247,000
Valuation allowance	208,000

Income tax recovery	-

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

The significant components of the Company’s deferred tax assets that have not been included on the statement of financial position are as follows:

December 31,
2024
Deferred tax assets (liabilities):
Non-capital losses available for future period	$208,000
Valuation allowance	(208,000)
Net deferred tax assets	$—